Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	Taiwan Semiconductor Manufacturing Company Ltd.
Entity Central Index Key	0001046179
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	No. 8, Li-Hsin Rd. 6
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, Country	TW
Entity File Number	001-14700